Accrued Expenses - Summary of Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued payroll	$ 1,802,756	$ 1,131,880
Other accrued expenses	383,679	259,018
Other accrued interest	22,500	307,064
Accrued marketing	127,028
Accrued freight	97,561	166,472
Accrued chiller maintenance	349,792	43,047
Accrued sales and use tax	155,000
Accrued expenses	$ 2,938,316	$ 1,907,481